Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	Note	2020	2019	2018

Current tax
Current year		(105)	118	53

Adjustments to prior years		(205)	(14)	(36)
		(310)	103	17
Deferred tax	40

Origination / (reversal) of temporary differences		(99)	68	23

Changes in tax rates / bases		(11)	33	(30)

Changes in deferred tax assets as a result of recognition /write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences		12	4	(35)

Non-recognition of deferred tax assets		7	17	17

Adjustments to prior years		171	(8)	48
		81	114	22
Income tax for the period (income) / charge		(229)	217	39

Summary of Reconciliation Between Standard and Effective Income Tax
Adjustments to prior years include shifts between current and deferred tax.

Reconciliation between standard and effective income tax:	2020	2019	2018
Income/(loss) before tax	(364)	1,453	746

Income tax calculated using weighted average applicable statutory tax rates	(99)	292	177

Difference due to the effects of:

Non-taxable income	(46)	(76)	(80)

Non-tax deductible expenses	22	22	28

Changes in tax rate/base	(11)	33	(30)

Tax credits	(57)	(67)	(68)

Other taxes	(2)	57	29

Adjustments to prior years	(33)	(22)	11

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	12	4	(35)

Non-recognition of deferred tax assets	7	17	17

Tax effect of (profit) / losses from joint ventures and associates	(17)	(11)	(9)

Other	(4)	(32)	(1)
	(130)	(75)	(138)
Income tax for the period (income) / charge	(229)	217	39

Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earning
The following tables present income tax related to components of other comprehensive income and retained earnings.

	2020	2019	2018
Items that will not be reclassified to profit and loss:
Changes in revaluation reserve real estate held for own use	(2)	1	7

Remeasurements of defined benefit plans	140	90	(15)
	138	92	(8)
Items that may be reclassified subsequently to profit and loss:

(Gains) / losses on revaluation of available-for-sale investments	(666)	(726)	531

(Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments	2	94	(17)

Changes in cash flow hedging reserve	54	3	1

Movement in foreign currency translation and net foreign investment hedging reserve	(7)	(5)	(20)
	(616)	(634)	494
Total income tax related to components of other comprehensive income	(479)	(542)	487

		2020	2019	2018
Income tax related to equity instruments and other

Income tax related to equity instruments	31	18	51	38

Other		1	(1)	(12)
Total income tax recognized directly in retained earnings		19	50	26

Aegon N.V [member]
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	2020	2019
Current Tax
Current Tax	39	40
Income tax for the period (income) / charge	39	40

Reconciliation between standard and effective tax
Income before tax	(185)	(181)
Tax on income on Dutch corporate income tax rate	46	45

Differences due to the effect of:
Non deductible expenses	(7)	(6)
Total	39	40